Note 15 - Restructuring Costs and Other (Details) $ in Millions		1 Months Ended	4 Months Ended	8 Months Ended	12 Months Ended
		Aug. 31, 2013 USD ($)	Dec. 31, 2013 USD ($)	Aug. 31, 2013 USD ($) Position	Dec. 31, 2015 USD ($) Position		Dec. 31, 2014 USD ($) Position
Restructuring Costs and Other [Line Items]
Restructuring Reserve, Translation and Other Adjustment				$ (12)	$ (12)		$ (11)
Foreign Currency Transaction Gain (Loss), Realized		$ 1			$ (3)		$ (3)
Restructuring Charges				52
Restructuring and Related Cost, Accelerated Depreciation				4
Inventory Write-down				$ 2
Restructuring and Related Cost, Number of Positions Eliminated | Position				825	600		775
Leeds Plate Manufacturing Facility Exit [Member]
Restructuring Costs and Other [Line Items]
Severance Costs					$ 7
Restructuring and Related Cost, Accelerated Depreciation					8
Impairment of Long-Lived Assets Held-for-use					1
Minimum [Member] | Leeds Plate Manufacturing Facility Exit [Member]
Restructuring Costs and Other [Line Items]
Restructuring and Related Cost, Expected Cost					25
Maximum [Member] | Leeds Plate Manufacturing Facility Exit [Member]
Restructuring Costs and Other [Line Items]
Restructuring and Related Cost, Expected Cost					30
Including Accelerated Depreciation [Member]
Restructuring Costs and Other [Line Items]
Restructuring Charges							$ 61
Restructuring Costs					46
Separation Benefits [Member] | Leeds Plate Manufacturing Facility Exit [Member]
Restructuring Costs and Other [Line Items]
Restructuring and Related Cost, Expected Cost					10
Non-cash Accelerated Depreciation and Assets Write-off [Member] | Minimum [Member] | Leeds Plate Manufacturing Facility Exit [Member]
Restructuring Costs and Other [Line Items]
Restructuring and Related Cost, Expected Cost					13
Non-cash Accelerated Depreciation and Assets Write-off [Member] | Maximum [Member] | Leeds Plate Manufacturing Facility Exit [Member]
Restructuring Costs and Other [Line Items]
Restructuring and Related Cost, Expected Cost					15
Other Cash Charges [Member] | Minimum [Member] | Leeds Plate Manufacturing Facility Exit [Member]
Restructuring Costs and Other [Line Items]
Restructuring and Related Cost, Expected Cost					2
Other Cash Charges [Member] | Maximum [Member] | Leeds Plate Manufacturing Facility Exit [Member]
Restructuring Costs and Other [Line Items]
Restructuring and Related Cost, Expected Cost					$ 5
North America [Member]
Restructuring Costs and Other [Line Items]
Restructuring and Related Cost, Number of Positions Eliminated | Position				375	275		425
World, Excluding North America [Member]
Restructuring Costs and Other [Line Items]
Restructuring and Related Cost, Number of Positions Eliminated | Position				450	325		350
Successor [Member]
Restructuring Costs and Other [Line Items]
Restructuring Reserve, Translation and Other Adjustment			$ 1 [1]		$ (12)	[2]	$ (11)	[3]
Foreign Currency Transaction Gain (Loss), Realized	[4]		(5)		(17)		(22)
Restructuring Charges			17		37		56
Restructuring and Related Cost, Accelerated Depreciation			0		8		2
Earnings (Loss) from Discontinued Operations [Member]
Restructuring Costs and Other [Line Items]
Restructuring Charges				$ 3
Earnings (Loss) from Discontinued Operations [Member] | Successor [Member]
Restructuring Costs and Other [Line Items]
Restructuring and Related Cost, Accelerated Depreciation					1		3
Liabilities Subject To Compromise [Member]
Restructuring Costs and Other [Line Items]
Restructuring Reserve, Accrual Adjustment				(5)
Pension Plan Curtailments Settlements And Special Termination Benefits [Member]
Restructuring Costs and Other [Line Items]
Severance Costs				4	9		8
Reorganization Items [Member]
Restructuring Costs and Other [Line Items]
Restructuring Reserve, Accrual Adjustment				(3)
Other Restructuring [Member]
Restructuring Costs and Other [Line Items]
Restructuring Charges				$ 43
Other Restructuring [Member] | Leeds Plate Manufacturing Facility Exit [Member]
Restructuring Costs and Other [Line Items]
Restructuring Costs					1
Other Restructuring [Member] | Successor [Member]
Restructuring Costs and Other [Line Items]
Restructuring and Related Cost, Accelerated Depreciation					37		$ 56
Other Restructuring [Member] | Cumulative Basis [Member]
Restructuring Costs and Other [Line Items]
Restructuring Costs					$ 1
Manufacturing/Service Positions [Member]
Restructuring Costs and Other [Line Items]
Restructuring and Related Cost, Number of Positions Eliminated | Position				500	250		325
Administrative Positions [Member]
Restructuring Costs and Other [Line Items]
Restructuring and Related Cost, Number of Positions Eliminated | Position				300	250		350
Research and Development Positions [Member]
Restructuring Costs and Other [Line Items]
Restructuring and Related Cost, Number of Positions Eliminated | Position				25	100		100
Employee Severance [Member] | Successor [Member]
Restructuring Costs and Other [Line Items]
Restructuring Reserve, Translation and Other Adjustment	[5]				$ (12)	[2]	$ (11)	[3]
Restructuring Charges	[5]		$ 13
Employee Severance [Member] | Cumulative Basis [Member]
Restructuring Costs and Other [Line Items]
Restructuring Costs					10
Long-Lived Asset Impairment Charges [Member] | Cumulative Basis [Member]
Restructuring Costs and Other [Line Items]
Restructuring Costs					3
Accelerated Depreciation [Member] | Cumulative Basis [Member]
Restructuring Costs and Other [Line Items]
Restructuring Costs					$ 10

[1]	The $1 million represents foreign currency translation adjustments
[2]	The $(12) million includes $(9) million of severance related charges for pension plan special termination benefits, which were reclassified to Pension and other postretirement liabilities and $(3) million of foreign currency translation adjustments
[3]	The $(11) million includes $(8) million of severance related charges for pension plan special termination benefits, which were reclassified to Pension and other postretirement liabilities and $(3) million of foreign currency translation adjustments
[4]	In 2015 and 2014 Kodak recorded charges of $2 million and $16 million, respectively, from the remeasurement of its Venezuelan subsidiary’s monetary assets and liabilities. Refer to Note 1, “Basis of Presentations and Significant Accounting Matters”, “Foreign Currency” section.
[5]	The severance and exit costs reserves require the outlay of cash, while long-lived asset impairments, accelerated depreciation and inventory write-downs represent non-cash items.